UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2023-NQM6 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Narrative
99.02	AMC Rating Agency Grades Report
99.03	AMC Exception Grades Report
99.04	AMC Valuation Summary Report
99.05	AMC Supplemental Data Report
99.06	AMC Business Purpose Report
99.07	AMC Servicing Pay History Report
99.08	AMC Delinquency Summary Report
99.09	AMC Data Compare Report

99.10	Consolidated Analytics, Inc (“CA”) Narrative
99.11	CA Due Diligence Standard Report
99.12	CA Valuations Summary Report
99.13	CA Grading Summary Report
99.14	CA Supplemental Report
99.15	CA Data Compare Report

99.16	Covius Real Estate Services, LLC (“Covius”) Narrative
99.17	Covius ATR QM Data Report
99.18	Covius Business Purpose Report
99.19	Covius Valuations Report
99.20	Covius Exceptions Report
99.21	Covius Grades Report
99.22	Covius Data Compare Report

99.23	Evolve Mortgage Services (“Evolve”) Narrative
99.24	Evolve Rating Agency Grades Report
99.25	Evolve Exception Detail Report
99.26	Evolve Valuation Report
99.27	Evolve Data Compare Report
99.28	Evolve QM ATR Data Report
99.29	Evolve Business Purpose Report

99.30	Inglet Blair, LLC (“Inglet Blair”) Narrative
99.31	Inglet Blair Exception Report
99.32	Inglet Blair Final Grading Summary Report
99.33	Inglet Blair QM Summary Report
99.34	Inglet Blair Supplemental Data Report
99.35	Inglet Blair Client Supplemental Report
99.36	Inglet Blair Data Comparison Report
99.37	Inglet Blair Valuation Report
99.38	Inglet Blair Loan Summary Report

99.39	StoneHill Group, Inc. (“StoneHill”) Narrative
99.40	StoneHill ATR or QM Report
99.41	StoneHill Business Purpose Report
99.42	StoneHill Data Compare Report
99.43	StoneHill Grades Detail Report
99.44	StoneHill Grades Summary Report
99.45	StoneHill Supplemental Data Report
99.46	StoneHill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: July 12, 2023	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory